UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 9/30/14

Item 1.  Reports to Stockholders.

IRON HORSE FUND

Semi - Annual Report

September 30, 2014

1-855-241-7514

www.ironhorsefund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi-Annual Shareholder Report

The Iron Horse Fund Class I (“the Fund”) was up 5.5% during the six months ending September 30, 2014. During that same period the S&P 500 was up 6.4%. The covered call index BXM was up 4% in that same period. We were able to outperform the BXM and stay close with the S&P 500. We believe the nature of our stock selection and the writing of covered calls was the most prominent reasons for this performance. Next to that we believe that the volatility will increase in the coming quarters, and that will be beneficial for our single stock option writing, i.e. we will collect more income.

During last six months, we were mostly equal sector weighted relative to the S&P 500. The covered call strategies we utilize seek to do well in a sideways to lower trending market. This is what our long term experience in managing covered call strategies has taught us. We believe that the difference in performance of the Fund in relation to its Morningstar category may be attributed to the fact that there are very few managers within the category that implement a similar covered call strategy. The majority of the managers in this category are long only equity managers.

Our covered call strategy currently seeks to run at 50-60% of the market risk. When the market trends upward like it has over the last year, a covered call strategy can tend to underperform a long only strategy. The goal of the strategy is not to outperform the market on every market interval, but to seek a good total return with less risk than the market.

Sincerely,

The Iron Horse Fund Team
09/30/2014

6337-NLD-10/30/2014

1

IRON HORSE FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2014

The Fund’s performance figures* for the six months ended September 30, 2014, as compared to its benchmark:

			Inception -	Inception -
	Six Months	One Year	September 30, 2014 (a)	September 30, 2014 (b)
Iron Horse Fund - Class A	5.34%	10.15%	7.96%	N/A
Iron Horse Fund - Class A with Load	-0.68%	3.78%	6.00%	N/A
Iron Horse Fund - Class I	5.49%	10.34%	N/A	11.60%
S&P 500 Total Return Index (c)	6.42%	19.73%	14.81%	20.19%
CBOE S&P Buy Write Index (d)	3.97%	14.10%	8.63%	10.33%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated July 29, 2014 is 1.86% for the Class A and 1.61% for the Class I Shares. Class A shares are subject to a sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call 1-855-241-7514.

(a)	Inception date is July 7, 2011.

(b)	Inception date is November 16, 2011.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index “covered” call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2014
Top Ten Holdings by Industry	% of Net Assets
Computers	9.9%
Banks	9.5%
Oil & Gas	9.0%
Retail	6.1%
Pharmaceuticals	5.5%
Telecommunications	5.2%
Food	5.1%
Miscellaneous Manufacturing	4.7%
Internet	4.6%
Software	4.0%
Other, Cash & Cash Equivalents	36.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

2

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2014

Shares		Value
	COMMON STOCK - 87.6%
	AEROSPACE/DEFENSE - 0.6%
1,500	Boeing Co. +	$191,070

	AUTO MANUFACTURERS - 1.6%
17,500	General Motors Co.	558,950

	AUTO PARTS & EQUIPMENT - 1.6%
12,200	Johnson Controls, Inc. +	536,800

	BANKS - 9.5%
66,000	Bank of America Corp. +	1,125,300
6,700	Citigroup, Inc. +	347,194
11,500	JPMorgan Chase & Co. +	692,760
4,800	Northern Trust Corp. +	326,544
18,000	US Bancorp +	752,940
		3,244,738
	BEVERAGES - 0.9%
7,500	Coca-Cola Co.+	319,950

	CHEMICALS - 1.9%
4,500	LyondellBasell Industries NV +	488,970
1,400	Monsanto Co. +	157,514
		646,484
	COMPUTERS - 9.9%
4,400	Accenture PLC - Cl. A +	357,808
16,100	Apple, Inc. +	1,622,075
23,000	EMC Corp.	672,980
3,800	International Business Machines Corp. +	721,354
		3,374,217
	COSMETICS/PERSONAL CARE - 0.5%
2,000	Procter & Gamble Co. +	167,480

	ELECTRIC - 3.8%
13,100	Consolidated Edison, Inc. +	742,246
13,100	Southern Co. +	571,815
		1,314,061
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
4,200	Emerson Electric Co. +	262,836

	FOOD - 5.1%
3,800	Hershey Co. +	362,634
19,200	Sysco Corp. +	728,640
16,800	Whole Foods Market, Inc. +	640,248
		1,731,522
	HEALTHCARE-PRODUCTS - 3.4%
7,200	Medtronic, Inc. +	446,040
8,700	Stryker Corp. +	702,525
		1,148,565
	HEALTHCARE-SERVICES - 1.0%
5,500	Quest Diagnostics, Inc.	333,740

	HOUSEHOLD PRODUCTS/WARES - 1.0%
3,600	Clorox Co. +	345,744

	INSURANCE - 3.3%
21,000	American International Group, Inc. +	1,134,420

	INTERNET - 4.6%
700	Amazon.Com, Inc. + *	225,708
4,500	Facebook, Inc. - Cl. A + *	355,680
1,100	Google, Inc. - Cl. A + *	647,251
8,400	Yahoo!, Inc. + *	342,300
		1,570,939
	IRON/STEEL - 1.1%
35,700	Vale SA ADR +	393,057

	MISCELLANEOUS MANUFACTURING - 4.7%
2,200	3M Co. +	311,696
50,000	General Electric Co. +	1,281,000
		1,592,696

See accompanying notes to financial statements.

3

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Shares		Value
	OIL & GAS - 9.0%
5,800	Chevron Corp. +	$692,056
16,200	Ensco PLC +	669,222
6,700	Exxon Mobil Corp.	630,135
5,000	Noble Corp. PLC +	111,100
10,100	Occidental Petroleum Corp. +	971,115
		3,073,628
	PHARMACEUTICALS - 5.5%
17,500	Bristol-Myers Squibb Co. +	895,650
3,100	Johnson & Johnson +	330,429
22,000	Pfizer, Inc. +	650,540
		1,876,619
	RETAIL - 6.1%
3,000	Dollar General Corp. + *	183,330
5,300	Starbucks Corp. +	399,938
12,000	Target Corp. +	752,160
6,000	Wal-Mart Stores, Inc. +	458,820
4,100	Yum! Brands, Inc. +	295,118
		2,089,366
	SEMICONDUCTORS - 2.5%
9,000	Intel Corp. +	313,380
7,000	QUALCOMM, Inc. +	523,390
		836,770
	SOFTWARE - 4.0%
13,000	Microsoft Corp. +	602,680
6,000	Oracle Corp. +	229,680
12,000	Paychex, Inc. +	530,400
		1,362,760
	TELECOMMUNICATIONS - 5.2%
30,000	Cisco Systems, Inc. +	755,100
20,400	Verizon Communications, Inc. +	1,019,796
		1,774,896

	TOTAL COMMON STOCK (Cost - $28,805,055)	29,881,308

	EXCHANGE TRADED FUND - 3.9%
6,800	SPDR S&P 500 ETF Trust (Cost - $1,349,153) +	1,339,736

Contracts ^
	PUT OPTIONS PURCHASED * - 1.5%
30	S&P 500 Index
	Expiration December 2015, Exercise Price $2,000.00 (Proceeds - $474,030)	514,020

Shares
	SHORT TERM INVESTMENTS - 6.5%
2,212,845	Federated Government Obligations Fund, 0.01%** (Cost - $2,212,845)	2,212,845

	TOTAL INVESTMENTS - 99.5% (Cost - $32,841,083) (a)	$33,947,909
	CALL OPTIONS WRITTEN - (1.6)% (Proceeds - $688,558)	(548,397)
	OTHER ASSETS LESS LIABILITIES - 2.1%	696,841
	NET ASSETS - 100.0%	$34,096,353

See accompanying notes to financial statements.

4

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (1.6)%
22	3M Co.	$6,402
	Expiration January 2015, Exercise Price $145.00
44	Accenture PLC	5,720
	Expiration October 2014, Exercise Price $81.00
7	Amazon.Com, Inc.	1,764
	Expiration October 2014, Exercise Price $335.00
210	American Int’l Group, Inc.	19,110
	Expiration January 2015, Exercise Price $57.50
161	Apple, Inc.	32,039
	Expiration November 2014, Exercise Price $105.00
460	Bank of America Corp.	40,480
	Expiration January 2015, Exercise Price $17.00
200	Bank of America Corp.	6,400
	Expiration December 2014, Exercise Price $18.00
15	Boeing Co.	1,215
	Expiration November 2014, Exercise Price $135.00
175	Bristol-Myers Squibb Co.	56,000
	Expiration January 2015, Exercise Price $50.00
58	Chevron Corp.	1,334
	Expiration November 2014, Exercise Price $130.00
300	Cisco Systems, Inc.	26,100
	Expiration November 2014, Exercise Price $25.00
67	Citigroup, Inc.	7,772
	Expiration January 2015, Exercise Price $55.00
36	Clorox Co.	18,720
	Expiration January 2015, Exercise Price $92.50
75	Coca-Cola Co.	5,550
	Expiration January 2015, Exercise Price $44.00
131	Consolidated Edison, Inc.	13,100
	Expiration January 2015, Exercise Price $57.50
30	Dollar General Corp.	3,480
	Expiration November 2014, Exercise Price $65.00
120	EMC Corp.	4,440
	Expiration October 2014, Exercise Price $29.50
110	EMC Corp.	5,830
	Expiration November 2014, Exercise Price $31.00
42	Emerson Electric Co.	4,662
	Expiration January 2015, Exercise Price $65.00
162	Ensco PLC	4,050
	Expiration December 2014, Exercise Price $48.00
67	Exxon Mobil Corp.	6,231
	Expiration November 2014, Exercise Price $97.50
45	Facebook, Inc.	17,550
	Expiration November 2014, Exercise Price $80.00
500	General Electric Co.	17,000
	Expiration January 2015, Exercise Price $27.00
175	General Motors Co.	7,350
	Expiration December 2014, Exercise Price $35.00
11	Google, Inc.	11,616
	Expiration October 2014, Exercise Price $59.00
38	Hershey Co.	9,690
	Expiration November 2014, Exercise Price $95.00
38	Int’l Business Machines Corp.	4,712
	Expiration November 2014, Exercise Price $200.00
82	Intel Corp.	9,676
	Expiration November 2014, Exercise Price $35.00
31	Johnson & Johnson	2,232
	Expiration October 2014, Exercise Price $108.00
122	Johnson Controls, Inc.	915
	Expiration October 2014, Exercise Price $47.00
115	JPMorgan Chase & Co.	14,835
	Expiration January 2015, Exercise Price $62.50
45	LyondellBasell Industries	3,600
	Expiration December 2014, Exercise Price $120.00
72	Medtronic, Inc.	5,256
	Expiration November 2014, Exercise Price $65.00
130	Microsoft Corp.	7,930
	Expiration November 2014, Exercise Price $48.00
14	Monsanto Co.	1,540
	Expiration October 2014, Exercise Price $115.00
50	Noble Corp. PLC	1,750
	Expiration December 2014, Exercise Price $25.00
48	Northern Trust Corp.	1,440
	Expiration October 2014, Exercise Price $70.00

See accompanying notes to financial statements.

5

IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2014

Contracts ^		Value
	SCHEDULE OF CALL OPTIONS WRITTEN * - (1.6)% (Cont.)
101	Occidental Petroleum Corp.	$23,230
	Expiration November 2014, Exercise Price $97.50
60	Oracle Corp.	540
	Expiration October 2014, Exercise Price $40.00
120	Paychex, Inc.	17,760
	Expiration January 2015, Exercise Price $44.00
110	Pfizer, Inc.	2,750
	Expiration October 2014, Exercise Price $30.00
110	Pfizer, Inc.	5,720
	Expiration November 2014, Exercise Price $30.00
20	Procter & Gamble Co.	740
	Expiration October 2014, Exercise Price $85.00
70	QUALCOMM, Inc.	6,860
	Expiration January 2015, Exercise Price $80.00
55	Quest Diagnostics, Inc.	6,490
	Expiration October 2014, Exercise Price $60.00
131	Southern Co.	3,668
	Expiration November 2014, Exercise Price $45.00
68	SPDR S&P 500 Index	3,604
	Expiration October 2014, Exercise Price $201.00
53	Starbucks Corp.	6,996
	Expiration November 2014, Exercise Price $77.50
87	Stryker Corp.	2,610
	Expiration October 2014, Exercise Price $85.00
192	Sysco Corp.	15,936
	Expiration October 2014, Exercise Price $38.00
120	Target Corp.	14,160
	Expiration January 2015, Exercise Price $65.00
180	US Bancorp	5,580
	Expiration January 2015, Exercise Price $45.00
150	Vale SA	900
	Expiration October 2014, Exercise Price $12.00
207	Vale SA	2,691
	Expiration October 2014, Exercise Price $11.50
204	Verizon Communications, Inc.	8,364
	Expiration January 2015, Exercise Price $52.50
60	Wal-Mart Stores, Inc.	7,500
	Expiration December 2014, Exercise Price $77.50
78	Whole Foods Market, Inc.	6,630
	Expiration January 2015, Exercise Price $42.75
90	Whole Foods Market, Inc.	5,130
	Expiration October 2014, Exercise Price $38.00
84	Yahoo!, Inc.	5,544
	Expiration October 2014, Exercise Price $42.00
41	Yum! Brands, Inc.	7,503
	Expiration January 2015, Exercise Price $75.00
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $688,558)	$548,397

+	All or a portion of the security is held as collateral for covered calls. Total value of pledged securities at September 30, 2014 is $548,397. The amount is limited to the derivative liability balance and does not include excess collateral pledged.

*	Non-income producing securities.

^	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including call options written) is $32,847,212 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,960,041
Unrealized depreciation:	(851,023)
Net unrealized appreciation:	$1,109,018

See accompanying notes to financial statements.

6

IRON HORSE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

ASSETS
Investment securities:
At cost	$32,841,083
At value	$33,947,909
Cash held as collateral for written options	694,687
Receivable for securities sold	646,883
Dividends receivable	44,622
Receivable for Foreign Tax Reclaims	1,744
Receivable for Fund shares sold	438
Prepaid expenses and other assets	17,757
TOTAL ASSETS	35,354,040

LIABILITIES
Payable for investments purchased	666,036
Options written, at value (Proceeds $688,558)	548,397
Investment advisory fees payable	31,683
Fees payable to other affiliates	5,668
Distribution (12b-1) fees payable	2,676
Accrued expenses and other liabilities	3,227
TOTAL LIABILITIES	1,257,687
NET ASSETS	$34,096,353

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$28,888,489
Undistributed net investment income	(5,160)
Accumulated net realized gain from security transactions and options contracts	3,966,037
Net unrealized appreciation of investments and options written contracts	1,246,987
NET ASSETS	$34,096,353

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$11,545,011
Shares of beneficial interest outstanding	965,527
Net asset value (Net Assets ÷ Shares Outstanding)	$11.96
Maximum offering price per share (maximum sales charges of 5.75%)	$12.69

Class I Shares:
Net Assets	$22,551,342
Shares of beneficial interest outstanding	1,888,596
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$11.94

See accompanying notes to financial statements.

7

IRON HORSE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended September 30, 2014

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $191)	$350,449
Interest	98
TOTAL INVESTMENT INCOME	350,547

EXPENSES
Investment advisory fees	123,565
Distribution (12b-1) fees:
Class A	15,268
Transfer agent fees	18,078
Administrative services fees	17,548
Accounting services fees	13,185
Audit fees	8,021
Legal fees	7,568
Compliance officer fees	7,018
Registration fees	6,261
Printing and postage expenses	5,027
Trustees fees and expenses	4,502
Custodian fees	4,010
Other expenses	2,259
TOTAL EXPENSES	232,310

Fees recaptured by the Advisor	46,786

NET EXPENSES	279,096

NET INVESTMENT INCOME	71,451

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS CONTRACTS
Net realized gain (loss) on:
Investments	2,472,685
Options purchased	23,224
Options written	40,569
Net realized gain on investments and options contracts	2,536,478
Net change in unrealized appreciation (depreciation) on:
Investments	(1,333,790)
Options purchased	39,990
Options written	403,812
Net change in unrealized depreciation on investments and options contracts	(889,988)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS CONTRACTS	1,646,490

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,717,941

See accompanying notes to financial statements.

8

IRON HORSE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	September 30, 2014	Year Ended
	(Unaudited)	March 31, 2014
FROM OPERATIONS
Net investment income	$71,451	$212,748
Net realized gain on investments and options contracts	2,536,478	1,559,244
Net change in unrealized appreciation/(depreciation) on investments and options contracts	(889,988)	594,014
Net increase in net assets resulting from operations	1,717,941	2,366,006

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(178,683)
Class I	—	(235,166)
From net investment income:
Class A	(17,701)	(78,700)
Class I	(58,910)	(142,992)
Net decrease in net assets resulting from distributions to shareholders	(76,611)	(635,541)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,039,034	5,175,617
Class I	2,660,089	7,109,460
Net asset value of shares issued in reinvestment of distributions:
Class A	16,128	226,420
Class I	53,947	374,293
Payments for shares redeemed:
Class A	(1,972,077)	(4,354,550)
Class I	(246,574)	(226,334)
Net increase in net assets from shares of beneficial interest	1,550,547	8,304,906

TOTAL INCREASE IN NET ASSETS	3,191,877	10,035,371

NET ASSETS
Beginning of Period	30,904,476	20,869,105
End of Period*	$34,096,353	$30,904,476
* Includes undistributed net investment income of:	$(5,160)	$—

SHARE ACTIVITY
Class A:
Shares Sold	88,520	466,408
Shares Reinvested	1,358	20,548
Shares Redeemed	(165,931)	(393,196)
Net increase (decrease) in shares of beneficial interest outstanding	(76,053)	93,760

Class I:
Shares Sold	225,835	642,161
Shares Reinvested	4,543	33,980
Shares Redeemed	(20,741)	(20,414)
Net increase in shares of beneficial interest outstanding	209,637	655,727

See accompanying notes to financial statements.

9

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the		For the		For the
	September 30, 2014		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$11.37		$10.60		$10.22		$10.00
Activity from investment operations:
Net investment income (2)	0.02		0.08		0.11		0.06
Net realized and unrealized gain on investments	0.59		0.93		0.67		0.22
Total from investment operations	0.61		1.01		0.78		0.28
Less distributions from:
Net investment income	(0.02)		(0.08)		(0.11)		(0.06)
Net realized gains	—		(0.16)		(0.29)		—
Total distributions	(0.02)		(0.24)		(0.40)		(0.06)
Net asset value, end of period	$11.96		$11.37		$10.60		$10.22

Total return (3)	5.34	% (4)	9.63%		7.90%		2.79	% (4)
Net assets, at end of period (000s)	$11,545		$11,842		$10,044		$8,511
Ratio of gross expenses to average net assets	1.57	% (5,7)	1.85	% (6)	2.51	% (6)	3.93	% (6,7)
Ratio of net expenses to average net assets	1.85	% (7)	1.85%		1.95%		1.95	% (7)
Ratio of net investment income to average net assets	0.05	% (7)	0.68%		1.11%		0.87	% (7)
Portfolio Turnover Rate	27	% (4)	114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class A shares commenced operations on July 7, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

10

IRON HORSE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the		For the		For the
	September 30, 2014		Year Ended		Year Ended		Period Ended
	(Unaudited)		March 31, 2014		March 31, 2013		March 31, 2012 (1)
Net asset value, beginning of period	$11.35		$10.58		$10.21		$9.39
Activity from investment operations:
Net investment income (2)	0.03		0.10		0.14		0.05
Net realized and unrealized gain on investments	0.59		0.94		0.67		0.82
Total from investment operations	0.62		1.04		0.81		0.87
Less distributions from:
Net investment income	(0.03)		(0.11)		(0.15)		(0.05)
Net realized gains	—		(0.16)		(0.29)		—
Total distributions	(0.03)		(0.27)		(0.44)		(0.05)
Net asset value, end of period	$11.94		$11.35		$10.58		$10.21

Total return (3)	5.49	% (4)	9.91%		8.17%		9.30	% (4)
Net assets, at end of period (000s)	$22,551		$19,062		$10,825		$9,615
Ratio of gross expenses to average net assets	1.32	% (5,7)	1.60	% (6)	2.26	% (6)	2.85	% (6,7)
Ratio of net expenses to average net assets	1.60	% (7)	1.60%		1.70%		1.70	% (7)
Ratio of net investment income to average net assets	0.30	% (7)	0.93%		1.37%		1.39	% (7)
Portfolio Turnover Rate	27	% (4)	114%		77%		43	% (4)

(1)	The Iron Horse Fund’s Class I shares commenced operations on November 16, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Represent the ratio of expenses to average net assets inclusive of Advisor’s recapture of waived/reimbursed fees from prior periods.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.

(7)	Annualized.

See accompanying notes to financial statements.

11

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2014

1.	ORGANIZATION

The Iron Horse Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is total return with less volatility than equity markets in general. The Fund commenced operations on July 7, 2011.

The Fund currently offers two classes of shares: Class A and Class I shares. Class A shares commenced operations on July 7, 2011 and Class I shares on November 16, 2011. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

12

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

13

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$29,881,308	$—	$—	$29,881,308
Exchange Traded Fund	1,339,736	—	—	1,339,736
Put Options Purchased	514,020	—	—	514,020
Short-Term Investments	2,212,845	—	—	2,212,845
Total	$33,947,909	$—	$—	$33,947,909

Liabilities *
Call Options Written	$548,397	$—	$—	$548,397
Total	$548,397	$—	$—	$548,397

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the period. It is the Fund’s policy to recognize transfers between Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

14

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as a liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When the Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011 through 2013, or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Nebraska and foreign jurisdictions where the Fund may make significant investments. However, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or

15

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Van Hulzen Asset Management, LLC (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board, the Advisor is responsible for the management of the Fund’s investment portfolio. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended September 30, 2014, the Advisor earned advisory fees of $123,565.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), acquired fund fees and expenses or extraordinary expenses, such as litigation) do not exceed 1.95% and 1.70% of the daily average net assets attributable to the Class A and Class I shares respectively. During the six months ended September 30, 2014, the Advisor did not waive any fees as gross expenses did not exceed the contractual limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A and Class I shares are subsequently less than 1.95%, and 1.70% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 1.95% and 1.70% of average daily net assets for Class A and Class I shares, respectively. If Fund Operating Expenses attributable to Class A and Class I shares subsequently exceed 1.95% and 1.70% per annum of the Fund’s average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Thru September 30, 2014, the Advisor has voluntarily recaptured up to 1.85% and 1.60% of average daily net assets for Class A and Class I shares, respectively. As of September 30, 2014, the total amount of expense reimbursed subject to recapture was $190,313, of which $88,565 will expire on March 31, 2015 and $101,748 will expire on March 31, 2016. The Advisor recaptured $46,786 of prior waived fees during the six months ended September 30, 2014.

16

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares for such distribution and shareholder service activities. For the six months ended September 30, 2014, the Fund incurred distribution fees of $15,268 for Class A shares.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended September 30, 2014, the Distributor received $38,930 in underwriting commissions for sales of Class A shares, of which $5,184 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended September 30, 2014 amounted to $40,796,869 and $8,386,905, respectively.

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended September 30, 2014 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	5,591	$983,235
Options written	24,408	2,318,352
Options closed	(8,911)	(1,406,348)
Options exercised	(6,039)	(545,833)
Options expired	(8,650)	(660,848)
Outstanding at End of Period	6,399	$688,558

For the six months ended September 30, 2014, the amount of net unrealized appreciation and net realized gain on purchased options subject to equity price risk amounted to $39,990 and $23,224 respectively. The amount of net unrealized appreciation and net realized gain on written options subject to equity price risk amounted to $403,812 and $40,569 respectively. The fair value of these equity derivatives is $548,397. The figures for purchased options can be found in the Statement of Operations under the line items net change in unrealized appreciation of options purchased and net realized gain

17

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

(loss) from options purchased. The written options can be found in the Statement of Operations under the line items net change in unrealized appreciation of options written and net realized gain (loss) from options written.

The figures above serve as an indicator of the volume of derivative activity for the Fund for the six months ended September 30, 2014.

Offsetting of Financial Assets and Derivative Assets –

During the six months ended September 30, 2014, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2014.

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities
			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received		Net Amount
Written Options	$548,397	(1)	$—	$548,397	$—	$548,397	(2)	$—
Total	$548,397		$—	$548,397	$—	$548,397		$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2014	March 31, 2013
Ordinary Income	$221,692	$616,972
Long-Term Capital Gain	413,849	151,000
	$635,541	$767,972

As of March 31, 2014, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	Book/Tax	and Late Year	Appreciation/	Accumulated
Income	Capital Gains	Carry Forwards	Differences	Losses	(Depreciation)	Earnings/(Deficits)
$32,863	$1,539,926	$—	$(5,261)	$—	$1,999,006	$3,566,534

The difference between book basis and tax basis unrealized appreciation and accumulated realized gain is primarily attributable to the tax deferral of losses on wash sales and straddles, and mark-to-market on open Section 1256 contracts.

18

IRON HORSE FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2014

Permanent book and tax differences, primarily attributable to the reclassification of distributions, and adjustments related to real estate investment trust and partnerships, resulted in reclassification for the year ended March 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gain (Loss)
$—	$8,944	$(8,944)

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2014 Charles Schwab & Co. held approximately 51.84% of the voting securities of the Fund for the benefit of others.

8.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

19

IRON HORSE FUND

SUPPLEMENTAL INFORMATION (Unaudited)

September 30, 2014

Iron Horse Fund (Adviser - Van Hulzen Asset Management, LLC)

In connection with the regular meeting held on May 20-21, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Van Hulzen Asset Management, LLC (“Van Hulzen”) and the Trust, with respect to the Iron Horse Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees took into consideration that Van Hulzen manages approximately $508 million in assets for individuals and institutions primarily through separately managed accounts (“SMA”) where they provide customized financial and retirement planning services and provide advice on lending, banking, custody, and risk assessments. The Trustees reviewed the background information on the key investment personnel who are responsible for servicing the Fund and expressed their satisfaction with the team’s diverse financial industry experience and capabilities to service the Fund. The Trustees noted that in seeking total return with less volatility, Van Hulzen takes a fundamental approach in conducting research in conjunction with risk analytics to determine market sentiment in order to build a portfolio of mostly large cap companies with attractive dividend yields in addition to writing covered call options and stock index options to reduce risk. With respect to investment decisions, the Trustees noted they are developed by an investment committee with final authority resting with the Chief Investment Officer. The Trustees acknowledged Van Hulzen’s risk mitigation approach, including writing covered call options and stock index options, which will reduce risk but can also limit upside gains, as well as the reduction of liquidity risk primarily through investment in the large cap sector. The Trustees noted Van Hulzen continues to have a low client attrition rate since inception with regard to its SMA business, and a 5-star Morningstar rating on its 10-year SMA long term track record. Based on the information reviewed, the Trustees expressed their satisfaction with Van Hulzen’s service qualities and concluded it is well-positioned to continue to deliver high quality service for the benefit of the Fund and its shareholders.

Performance. The Trustees reviewed the Fund’s performance over the previous 1-year period (up 9.63%) and since inception (up 7.41%), noting it outperformed its peer group during both periods, while significantly underperforming the Morningstar category average and the S&P 500 over both periods. The Trustees noted the Fund offers lower volatility than the market, while outpacing the performance of its peers. They discussed the Fund statistics related to maximum monthly performance drawdowns. The Trustees noted Van Hulzen’s SMA business received a 5-star Morningstar rating on its 10-year long term track record, and also noted that the Fund utilizes a similar covered call strategy. The Trustees concluded that the Fund is meeting its objective of total return with less risk based on a covered call strategy.

Fees and Expenses. The Trustees noted the advisory fee of 0.75% for the Fund is higher than the Morningstar Category average of 0.59%, but lower than the peer group average of 1.01%. They considered, however, that the Morningstar Large Blend category includes very large funds, and a typical large blend strategy is not very similar to the Fund’s strategy. The Trustees noted the Long Short Morningstar category should be considered as an informative comparison for the Fund, and the average advisory fee for the Long Short Morningstar category was 1.26%.

20

IRON HORSE FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2014

The Trustees noted the Fund had a net expense ratio of 1.95%, compared to 1.64% for the peer group average and 1.12% for the Large Blend Morningstar category, and agreed that the total expense ratio will benefit from the advisory fee reduction that was effective in 2013. After discussion, the Trustees concluded the advisory fee was reasonable.

Economies of Scale. The Trustees noted the absence of breakpoints at this time, but considered the fact that Van Hulzen agreed to a reduction in the advisory fee in 2013 after beginning to realize economies of scale. The Trustees concluded to monitor the Fund asset levels and discuss breakpoints in the future as economies are further realized.

Profitability. The Trustees reviewed the profitability analysis provided by Van Hulzen. They noted Van Hulzen realized a modest profit in terms of actual dollars and agreed that in terms of percentage, the profitability appears to be within the range of reasonableness. After discussion, the Trustees concluded the level of profit realized by Van Hulzen in connection with its relationship with the Fund was not excessive.

Conclusion. Having requested and received such information from Van Hulzen as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded the fee structure is reasonable and renewal of the Advisory Agreement is in the best interests of the shareholders of the Iron Horse Fund.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

21

IRON HORSE FUND

EXPENSE EXAMPLES

September 30, 2014 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s
	Annualized	Beginning	Ending	Expenses	Ending	Expenses
	Expense	Account Value	Account Value	Paid During	Account Value	Paid During
	Ratio	4/1/14	9/30/14	Period*	9/30/14	Period*

Class A	1.85%	$1,000.00	$1,053.40	$9.52	$1,015.79	$9.35
Class I	1.60%	$1,000.00	$1,054.90	$8.24	$1,017.05	$8.09

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

22

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
23

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
24

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-241-7514 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-241-7514.

INVESTMENT ADVISOR

Van Hulzen Asset Management, LLC

950 Iron Point Road, Suite 290

Folsom, CA 95630

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/5/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/5/14